THE ADVISORS' INNER CIRCLE FUND

                      STERLING CAPITAL SMALL CAP VALUE FUND

      SUPPLEMENT DATED NOVEMBER 17, 2006 TO THE PROSPECTUS AND STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

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The Board of Trustees of the Sterling Capital Small Cap Value Fund (the "Fund")
has determined to re-open the Fund to new investors and to additional purchases by existing shareholders effective November 20, 2006. Beginning on that date, new accounts may be opened in the Fund subject to an initial minimum purchase of $2,500 (or $500 for individual retirement account or other tax qualified accounts). Additional investments may be purchased for a minimum of $100.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE